Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Leisure Portfolio
May 31, 2025
LEI-NPRT1-0725
1.802179.121
Common Stocks - 99.8%
	Shares	Value ($)
CANADA - 2.4%
Consumer Discretionary - 2.4%
Hotels, Restaurants & Leisure - 2.4%
Restaurant Brands International Inc	218,874	15,626,680
UNITED KINGDOM - 1.3%
Consumer Discretionary - 1.3%
Hotels, Restaurants & Leisure - 1.3%
Flutter Entertainment PLC (a)	12,000	3,032,400
Flutter Entertainment PLC (United Kingdom) (a)	24,400	6,162,482

TOTAL UNITED KINGDOM		9,194,882
UNITED STATES - 96.1%
Consumer Discretionary - 95.1%
Diversified Consumer Services - 3.0%
Bright Horizons Family Solutions Inc (a)	33,100	4,276,520
KinderCare Learning Cos Inc (a)	92,800	1,138,656
Service Corp International/US	183,400	14,305,200
		19,720,376
Hotels, Restaurants & Leisure - 91.2%
Airbnb Inc Class A (a)	229,600	29,618,400
Aramark	386,300	15,645,150
Booking Holdings Inc	13,739	75,824,579
Brinker International Inc (a)	22,300	3,849,649
Caesars Entertainment Inc (a)	352,049	9,463,077
Carnival Corp (a)	1,014,300	23,552,046
Chipotle Mexican Grill Inc (a)	594,950	29,795,096
Churchill Downs Inc	127,196	12,143,402
Domino's Pizza Inc (b)	40,042	18,972,700
DoorDash Inc Class A (a)	55,600	11,600,940
DraftKings Inc Class A (a)	511,200	18,341,856
Dutch Bros Inc Class A (a)	145,986	10,540,189
First Watch Restaurant Group Inc (a)(b)	230,900	3,565,096
Hilton Worldwide Holdings Inc	192,932	47,932,026
Las Vegas Sands Corp	334,100	13,751,556
Marriott International Inc/MD Class A1	131,525	34,700,241
McDonald's Corp	313,175	98,289,975
Penn Entertainment Inc (a)	153,700	2,279,371
Planet Fitness Inc Class A (a)	76,744	7,891,586
Red Rock Resorts Inc Class A	194,200	9,335,194
Royal Caribbean Cruises Ltd	125,000	32,121,250
Six Flags Entertainment Corp (b)	31,500	1,057,140
Starbucks Corp	666,756	55,974,166
Travel + Leisure Co	84,300	4,094,451
Viking Holdings Ltd (a)	7,600	339,264
Wingstop Inc	28,700	9,806,790
Yum! Brands Inc	133,000	19,144,020
		599,629,210
Leisure Products - 0.9%
BRP Inc Subordinate Voting Shares (b)	138,200	6,087,507
TOTAL CONSUMER DISCRETIONARY		625,437,093

Consumer Staples - 1.0%
Consumer Staples Distribution & Retail - 1.0%
US Foods Holding Corp (a)	83,300	6,590,696
TOTAL UNITED STATES		632,027,789
TOTAL COMMON STOCKS (Cost $366,116,906)		656,849,351

Money Market Funds - 4.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.32	1,387,874	1,388,151
Fidelity Securities Lending Cash Central Fund (c)(d)	4.32	25,367,248	25,369,785
TOTAL MONEY MARKET FUNDS (Cost $26,757,936)			26,757,936

TOTAL INVESTMENT IN SECURITIES - 103.9% (Cost $392,874,842)	683,607,287
NET OTHER ASSETS (LIABILITIES) - (3.9)%	(25,636,308)
NET ASSETS - 100.0%	657,970,979

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	3,962,247	15,761,668	18,335,764	12,977	-	-	1,388,151	1,387,874	0.0%
Fidelity Securities Lending Cash Central Fund	22,885,694	117,395,709	114,911,618	3,613	-	-	25,369,785	25,367,248	0.1%
Total	26,847,941	133,157,377	133,247,382	16,590	-	-	26,757,936

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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